CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2019
CONCENTRATION
Schedule of Major Customer Concentration

	Year ended December 31,
	2019		2018		2017

Major customers with revenues of more than 10% of the Company’s sales
Company A (3rd Party)	$29,679,053	21%	$—	—	$40,312,341	30%
Company B (3rd Party)	14,782,479	11%	—	—	—	—
Company C (3rd Party)			18,566,897	14%	13,822,962	10%
Company D (3rd Party)	14,189,482	10%	19,131,793	14%	—	—
Company E (3rd Party)			19,845,886	15%	14,511,302	11%
Company F (3rd Party)			13,832,333	10%	—	—
Total Revenues	$58,651,014	42%	$71,376,909	53%	$68,646,605	51%

Schedule of Supplier Concentration

	Year ended December 31,
	2019		2018		2017

Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3rd Party)	$81,605,384	72%	$93,832,471	75%	82,189,241	76%
Company Y (3rd Party)	29,273,310	26%	30,583,589	24%	24,907,251	23%
Total Purchase	$110,878,694	98%	$124,416,060	99%	$107,096,492	99%